UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Growth Fund
Class A [SCHAX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.40%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7537-STSR-0925

Franklin Multi-Asset Growth Fund
Class C [SCHCX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$56	1.10%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7539-STSR-0925

Franklin Multi-Asset Growth Fund
Class R [LLLRX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$35	0.69%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7144-STSR-0925

Franklin Multi-Asset Growth Fund
Class I [LANIX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7540-STSR-0925

Franklin Multi-Asset Moderate Growth Fund
Class A [SCGRX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$21	0.42%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7545-STSR-0925

Franklin Multi-Asset Moderate Growth Fund
Class C [SCGCX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.15%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7547-STSR-0925

Franklin Multi-Asset Moderate Growth Fund
Class R [LLMRX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7143-STSR-0925

Franklin Multi-Asset Moderate Growth Fund
Class I [LLAIX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7548-STSR-0925

Franklin Multi-Asset Conservative Growth Fund
Class A [SBBAX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.44%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7529-STSR-0925

Franklin Multi-Asset Conservative Growth Fund
Class C [SCBCX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.18%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7531-STSR-0925

Franklin Multi-Asset Conservative Growth Fund
Class R [LLARX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7142-STSR-0925

Franklin Multi-Asset Conservative Growth Fund
Class I [LMEIX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7532-STSR-0925

Franklin Multi-Asset Defensive Growth Fund
Class A [SBCPX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$29	0.57%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7541-STSR-0925

Franklin Multi-Asset Defensive Growth Fund
Class C [LWLAX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$66	1.32%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7065-STSR-0925

Franklin Multi-Asset Defensive Growth Fund
Class C1 [SBCLX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1[1]	$63	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7543-STSR-0925

Franklin Multi-Asset Defensive Growth Fund
Class R [LMLRX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$37	0.73%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7141-STSR-0925

Franklin Multi-Asset Defensive Growth Fund
Class I [LMGIX]
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7544-STSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Multi-Asset Allocation Funds
Financial Statements and Other Important Information
Semi-Annual | July 31, 2025

Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
July 31, 2025
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 75.0%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		867,099	$12,300,319
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		232,664	14,078,458
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,019,839	14,134,967
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,697,426	63,959,024
ClearBridge Large Cap Growth Fund, Class IS Shares		2,122,814	168,233,030
ClearBridge Small Cap Growth Fund, Class IS Shares		481,871	19,935,012
Franklin U.S. Large Cap Equity Fund, Class IS Shares		7,597,705	194,501,256
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		608,726	50,146,828
Putnam Large Cap Value Fund, Class R6 Shares		3,438,997	127,380,447

Total Domestic Equity			664,669,341
Foreign Equity — 18.1%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		722,718	17,807,771
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		329,951	24,258,036
Franklin International Equity Fund, Class IS Shares		3,028,151	61,653,157
Martin Currie Emerging Markets Fund, Class IS Shares		2,240,964	32,247,469
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		2,777,945	24,279,237

Total Foreign Equity			160,245,670
Domestic Fixed Income — 3.6%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,489,234	31,847,269

Foreign Fixed Income — 1.9%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		242,083	5,875,355
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,197,821	11,247,535

Total Foreign Fixed Income			17,122,890
Total Investments in Underlying Funds before Short-Term Investments (Cost — $665,735,029)			873,885,170
	Rate
Short-Term Investments — 1.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $8,820,082)	4.220%	8,820,082	8,820,082 (b)
Total Investments — 99.6% (Cost — $674,555,111)			882,705,252
Other Assets in Excess of Liabilities — 0.4%			3,816,848
Total Net Assets — 100.0%			$886,522,100

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2025
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 62.6%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		421,504	$5,979,287
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		113,098	6,843,562
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		495,749	6,871,080
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		825,131	31,090,928
ClearBridge Large Cap Growth Fund, Class IS Shares		1,031,917	81,779,383
ClearBridge Small Cap Growth Fund, Class IS Shares		234,235	9,690,260
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,693,288	94,548,182
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		295,907	24,376,848
Putnam Large Cap Value Fund, Class R6 Shares		1,671,706	61,920,006

Total Domestic Equity			323,099,536
Foreign Equity — 15.4%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		420,658	10,365,013
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		160,388	11,791,743
Franklin International Equity Fund, Class IS Shares		1,471,977	29,969,451
Martin Currie Emerging Markets Fund, Class IS Shares		1,089,342	15,675,629
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		1,350,352	11,802,080

Total Foreign Equity			79,603,916
Domestic Fixed Income — 13.4%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,230,834	69,091,385

Foreign Fixed Income — 7.2%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		525,191	12,746,385
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,598,950	24,404,138

Total Foreign Fixed Income			37,150,523
Total Investments in Underlying Funds before Short-Term Investments (Cost — $405,946,137)			508,945,360
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $6,633,859)	4.220%	6,633,859	6,633,859 (b)
Total Investments — 99.9% (Cost — $412,579,996)			515,579,219
Other Assets in Excess of Liabilities — 0.1%			459,470
Total Net Assets — 100.0%			$516,038,689

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.5%
Domestic Equity — 46.0%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		176,606	$2,505,262
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		47,385	2,867,279
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		207,711	2,878,869
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		345,720	13,026,713
ClearBridge Large Cap Growth Fund, Class IS Shares		432,362	34,264,693
ClearBridge Small Cap Growth Fund, Class IS Shares		98,134	4,059,786
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,547,432	39,614,253
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		123,983	10,213,734
Putnam Large Cap Value Fund, Class R6 Shares		700,408	25,943,127

Total Domestic Equity			135,373,716
Domestic Fixed Income — 26.4%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,629,485	77,616,537

Foreign Fixed Income — 14.2%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		589,994	14,319,154
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,919,674	27,415,741

Total Foreign Fixed Income			41,734,895
Foreign Equity — 11.9%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		239,198	5,893,839
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		67,197	4,940,316
Franklin International Equity Fund, Class IS Shares		616,709	12,556,202
Martin Currie Emerging Markets Fund, Class IS Shares		456,411	6,567,758
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		565,752	4,944,669

Total Foreign Equity			34,902,784
Total Investments in Underlying Funds before Short-Term Investments (Cost — $244,282,264)			289,627,932
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,677,447)	4.220%	3,677,447	3,677,447 (b)
Total Investments — 99.8% (Cost — $247,959,711)			293,305,379
Other Assets in Excess of Liabilities — 0.2%			580,886
Total Net Assets — 100.0%			$293,886,265

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2025
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.5%
Domestic Fixed Income — 39.4%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,903,266	$40,701,343

Domestic Equity — 29.6%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		39,854	565,353
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		10,693	647,022
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		46,874	649,669
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		78,018	2,939,707
ClearBridge Large Cap Growth Fund, Class IS Shares		97,570	7,732,425
ClearBridge Small Cap Growth Fund, Class IS Shares		22,146	916,177
Franklin U.S. Large Cap Equity Fund, Class IS Shares		349,206	8,939,668
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		27,979	2,304,902
Putnam Large Cap Value Fund, Class R6 Shares		158,062	5,854,599

Total Domestic Equity			30,549,522
Foreign Fixed Income — 21.2%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		309,387	7,508,823
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,531,046	14,376,526

Total Foreign Fixed Income			21,885,349
Foreign Equity — 8.3%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		83,967	2,068,947
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		15,163	1,114,772
Franklin International Equity Fund, Class IS Shares		139,179	2,833,677
Martin Currie Emerging Markets Fund, Class IS Shares		102,994	1,482,082
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		127,668	1,115,818

Total Foreign Equity			8,615,296
Total Investments in Underlying Funds before Short-Term Investments (Cost — $91,882,437)			101,751,510
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,331,104)	4.220%	1,331,104	1,331,104 (b)
Total Investments — 99.8% (Cost — $93,213,541)			103,082,614
Other Assets in Excess of Liabilities — 0.2%			186,892
Total Net Assets — 100.0%			$103,269,506

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
July 31, 2025

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$665,735,029	$405,946,137
Short-term investments, at cost	8,820,082	6,633,859
Investments in affiliated Underlying Funds, at value	$873,885,170	$508,945,360
Short-term investments, at value	8,820,082	6,633,859
Receivable for investments in affiliated Underlying Funds	11,268,744	3,970,371
Receivable for Fund shares sold	62,638	83,250
Distributions receivable from unaffiliated Underlying Funds	40,586	25,425
Receivable from investment manager	—	146
Prepaid expenses	42,750	41,615
Total Assets	894,119,970	519,700,026
Liabilities:
Payable for investments in affiliated Underlying Funds	6,622,868	2,770,282
Payable for Fund shares repurchased	482,832	582,884
Service and/or distribution fees payable	188,722	109,669
Trustees’ fees payable	5,597	3,592
Accrued expenses	297,851	194,910
Total Liabilities	7,597,870	3,661,337
Total Net Assets	$886,522,100	$516,038,689
Net Assets:
Par value (Note 7)	$501	$304
Paid-in capital in excess of par value	672,875,527	406,398,487
Total distributable earnings (loss)	213,646,072	109,639,898
Total Net Assets	$886,522,100	$516,038,689
Net Assets:
Class A	$875,292,972	$506,732,406
Class C	$2,299,563	$1,800,454
Class R	$306,990	$212,725
Class I	$8,622,575	$7,293,104
Shares Outstanding:
Class A	49,474,216	29,827,599
Class C	145,447	101,853
Class R	17,642	12,844
Class I	489,692	434,099
Net Asset Value:
Class A (and redemption price)	$17.69	$16.99
Class C*	$15.81	$17.68
Class R (and redemption price)	$17.40	$16.56
Class I (and redemption price)	$17.61	$16.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$18.72	$17.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
July 31, 2025

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$244,282,264	$91,882,437
Short-term investments, at cost	3,677,447	1,331,104
Investments in affiliated Underlying Funds, at value	$289,627,932	$101,751,510
Short-term investments, at value	3,677,447	1,331,104
Receivable for investments in affiliated Underlying Funds	1,557,035	428,024
Receivable for Fund shares sold	27,228	36,022
Distributions receivable from unaffiliated Underlying Funds	13,901	4,778
Receivable from investment manager	5	1
Prepaid expenses	39,645	45,884
Total Assets	294,943,193	103,597,323
Liabilities:
Payable for investments in affiliated Underlying Funds	716,129	197,652
Payable for Fund shares repurchased	145,948	19,703
Transfer agent fees payable	80,840	32,079
Service and/or distribution fees payable	62,435	21,938
Trustees’ fees payable	2,549	1,288
Fund accounting fees payable	—	27,799
Accrued expenses	49,027	27,358
Total Liabilities	1,056,928	327,817
Total Net Assets	$293,886,265	$103,269,506
Net Assets:
Par value (Note 7)	$199	$77
Paid-in capital in excess of par value	244,612,554	92,435,954
Total distributable earnings (loss)	49,273,512	10,833,475
Total Net Assets	$293,886,265	$103,269,506
Net Assets:
Class A	$289,769,461	$101,185,931
Class C	$1,077,174	$189,791
Class C1	—	$36
Class R	$68,907	$613,008
Class I	$2,970,723	$1,280,740
Shares Outstanding:
Class A	19,645,345	7,531,674
Class C	68,237	14,180
Class C1	—	2
Class R	4,663	45,763
Class I	201,583	95,598
Net Asset Value:
Class A (and redemption price)	$14.75	$13.43
Class C*	$15.79	$13.38
Class C1*	—	$14.80[1]
Class R (and redemption price)	$14.78	$13.40
Class I (and redemption price)	$14.74	$13.40
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$15.61	$13.95

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
[1]	Net asset value per share may not recalculate due to rounding.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended July 31, 2025

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$2,532,255	$3,133,889
Interest	160,646	89,441
Total Investment Income	2,692,901	3,223,330
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,054,617	618,005
Transfer agent fees (Notes 2 and 5)	482,333	280,706
Registration fees	42,035	42,464
Legal fees	24,341	21,731
Trustees’ fees	24,323	14,263
Fund accounting fees	20,022	18,255
Audit and tax fees	15,990	15,302
Shareholder reports	11,395	9,493
Commitment fees (Note 9)	3,501	2,077
Custody fees	521	342
Insurance	7	2
Miscellaneous expenses	6,029	5,205
Total Expenses	1,685,114	1,027,845
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(743)
Net Expenses	1,685,114	1,027,102
Net Investment Income	1,007,787	2,196,228
Realized and Unrealized Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	14,881,026	8,268,980
Investment transactions (Note 3)	170,015	83,188
Capital gain distributions from affiliated Underlying Funds	4,519,056	2,212,260
Net Realized Gain	19,570,097	10,564,428
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	15,124,012	7,692,620
Net Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	34,694,109	18,257,048
Increase in Net Assets From Operations	$35,701,896	$20,453,276
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended July 31, 2025

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$3,046,643	$1,538,636
Interest	52,584	18,945
Total Investment Income	3,099,227	1,557,581
Expenses:
Service and/or distribution fees (Notes 2 and 5)	355,291	127,335
Transfer agent fees (Notes 2 and 5)	155,724	61,843
Registration fees	39,336	44,495
Fund accounting fees	17,182	16,230
Audit and tax fees	15,182	14,837
Legal fees	14,335	9,136
Trustees’ fees	8,155	3,058
Shareholder reports	7,389	5,375
Commitment fees (Note 9)	1,204	440
Custody fees	222	117
Insurance	—	4
Miscellaneous expenses	5,670	5,414
Total Expenses	619,690	288,284
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(35)	(131)
Net Expenses	619,655	288,153
Net Investment Income	2,479,572	1,269,428
Realized and Unrealized Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	4,453,121	922,924
Investment transactions (Note 3)	35,206	8,227
Capital gain distributions from affiliated Underlying Funds	927,207	210,341
Net Realized Gain	5,415,534	1,141,492
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	2,964,433	979,195
Net Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	8,379,967	2,120,687
Increase in Net Assets From Operations	$10,859,539	$3,390,115
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2025 (unaudited) and the Year Ended January 31, 2025	July 31	January 31
Operations:
Net investment income	$1,007,787	$5,616,523
Net realized gain	19,570,097	87,126,119
Change in net unrealized appreciation (depreciation)	15,124,012	55,685,511
Increase in Net Assets From Operations	35,701,896	148,428,153
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(52,278,271)	(51,444,363)
Decrease in Net Assets From Distributions to Shareholders	(52,278,271)	(51,444,363)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,837,292	35,389,600
Reinvestment of distributions	52,139,042	51,311,209
Cost of shares repurchased	(48,707,584)	(86,304,622)
Increase in Net Assets From Fund Share Transactions	20,268,750	396,187
Increase in Net Assets	3,692,375	97,379,977
Net Assets:
Beginning of period	882,829,725	785,449,748
End of period	$886,522,100	$882,829,725
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2025 (unaudited) and the Year Ended January 31, 2025	July 31	January 31
Operations:
Net investment income	$2,196,228	$5,726,553
Net realized gain	10,564,428	47,445,682
Change in net unrealized appreciation (depreciation)	7,692,620	25,235,228
Increase in Net Assets From Operations	20,453,276	78,407,463
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(26,074,779)	(29,775,029)
Decrease in Net Assets From Distributions to Shareholders	(26,074,779)	(29,775,029)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,461,136	25,387,691
Reinvestment of distributions	25,983,648	29,669,650
Cost of shares repurchased	(32,946,722)	(61,739,838)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,498,062	(6,682,497)
Increase (Decrease) in Net Assets	(123,441)	41,949,937
Net Assets:
Beginning of period	516,162,130	474,212,193
End of period	$516,038,689	$516,162,130
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2025 (unaudited) and the Year Ended January 31, 2025	July 31	January 31
Operations:
Net investment income	$2,479,572	$5,712,286
Net realized gain	5,415,534	20,735,734
Change in net unrealized appreciation (depreciation)	2,964,433	9,806,699
Increase in Net Assets From Operations	10,859,539	36,254,719
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,609,205)	(9,592,354)
Decrease in Net Assets From Distributions to Shareholders	(15,609,205)	(9,592,354)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,479,193	16,135,141
Reinvestment of distributions	15,558,771	9,548,001
Cost of shares repurchased	(19,307,192)	(40,555,393)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,730,772	(14,872,251)
Increase (Decrease) in Net Assets	(18,894)	11,790,114
Net Assets:
Beginning of period	293,905,159	282,115,045
End of period	$293,886,265	$293,905,159
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2025 (unaudited) and the Year Ended January 31, 2025	July 31	January 31
Operations:
Net investment income	$1,269,428	$2,848,518
Net realized gain	1,141,492	5,611,875
Change in net unrealized appreciation (depreciation)	979,195	1,195,452
Increase in Net Assets From Operations	3,390,115	9,655,845
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,417,521)	(3,384,189)
Decrease in Net Assets From Distributions to Shareholders	(1,417,521)	(3,384,189)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,064,107	6,319,172
Reinvestment of distributions	1,409,253	3,365,069
Cost of shares repurchased	(8,371,545)	(17,492,811)
Decrease in Net Assets From Fund Share Transactions	(3,898,185)	(7,808,570)
Decrease in Net Assets	(1,925,591)	(1,536,914)
Net Assets:
Beginning of period	105,195,097	106,732,011
End of period	$103,269,506	$105,195,097
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.06	$16.09	$15.22	$17.70	$16.79	$15.85
Income (loss) from operations:
Net investment income	0.02	0.12	0.19	0.19	0.28	0.15
Net realized and unrealized gain (loss)	0.71	2.94	1.55	(1.40)	1.97	1.62
Total income (loss) from operations	0.73	3.06	1.74	(1.21)	2.25	1.77
Less distributions from:
Net investment income	—	(0.21)	(0.17)	(0.26)	(0.66)	(0.17)
Net realized gains	(1.10)	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.10)	(1.09)	(0.87)	(1.27)	(1.34)	(0.83)
Net asset value, end of period	$17.69	$18.06	$16.09	$15.22	$17.70	$16.79
Total return[3]	4.29%	19.34%	11.72%	(6.19)%	13.27%	11.84%
Net assets, end of period (millions)	$875	$873	$779	$737	$821	$767
Ratios to average net assets:
Gross expenses[4]	0.40%[5]	0.40%	0.42%	0.44%	0.43%	0.48%
Net expenses[4,6]	0.40 [5]	0.40	0.42	0.44	0.43	0.48 [7]
Net investment income	0.24 [5]	0.66	1.25	1.25	1.49	0.98
Portfolio turnover rate	19%[8]	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.31	$14.63	$13.94	$16.35	$15.53	$14.74
Income (loss) from operations:
Net investment income (loss)	(0.04)	(0.01)	0.08	0.07	0.07	0.03
Net realized and unrealized gain (loss)	0.64	2.67	1.40	(1.30)	1.90	1.50
Total income (loss) from operations	0.60	2.66	1.48	(1.23)	1.97	1.53
Less distributions from:
Net investment income	—	(0.10)	(0.09)	(0.17)	(0.47)	(0.08)
Net realized gains	(1.10)	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.10)	(0.98)	(0.79)	(1.18)	(1.15)	(0.74)
Net asset value, end of period	$15.81	$16.31	$14.63	$13.94	$16.35	$15.53
Total return[3]	3.95%	18.54%	10.90%	(6.90)%	12.54%	11.07%
Net assets, end of period (000s)	$2,300	$2,450	$2,398	$2,090	$2,626	$5,242
Ratios to average net assets:
Gross expenses[4]	1.10%[5]	1.11%	1.12%	1.17%	1.15%	1.16%
Net expenses[4,6]	1.10 [5]	1.11	1.12	1.17	1.15	1.16 [7]
Net investment income (loss)	(0.47)[5]	(0.05)	0.59	0.47	0.43	0.24
Portfolio turnover rate	19%[8]	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.81	$15.88	$15.04	$17.52	$16.64	$15.73
Income (loss) from operations:
Net investment income	0.01	0.07	0.14	0.14	0.21	0.10
Net realized and unrealized gain (loss)	0.68	2.90	1.53	(1.39)	1.95	1.60
Total income (loss) from operations	0.69	2.97	1.67	(1.25)	2.16	1.70
Less distributions from:
Net investment income	—	(0.16)	(0.13)	(0.22)	(0.60)	(0.13)
Net realized gains	(1.10)	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.10)	(1.04)	(0.83)	(1.23)	(1.28)	(0.79)
Net asset value, end of period	$17.40	$17.81	$15.88	$15.04	$17.52	$16.64
Total return[3]	4.12%	19.01%	11.31%	(6.45)%	12.83%	11.49%
Net assets, end of period (000s)	$307	$129	$98	$88	$116	$111
Ratios to average net assets:
Gross expenses[4]	0.69%[5]	0.70%	0.76%	0.77%	1.27%	1.24%
Net expenses[4,6]	0.69 [5]	0.70	0.76	0.77	0.80 [7]	0.80 [7]
Net investment income	0.08 [5]	0.42	0.96	0.91	1.13	0.70
Portfolio turnover rate	19%[8]	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.96	$16.00	$15.13	$17.61	$16.71	$15.77
Income (loss) from operations:
Net investment income	0.04	0.19	0.22	0.28	0.35	0.20
Net realized and unrealized gain (loss)	0.71	2.90	1.55	(1.44)	1.94	1.61
Total income (loss) from operations	0.75	3.09	1.77	(1.16)	2.29	1.81
Less distributions from:
Net investment income	—	(0.25)	(0.20)	(0.31)	(0.71)	(0.21)
Net realized gains	(1.10)	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.10)	(1.13)	(0.90)	(1.32)	(1.39)	(0.87)
Net asset value, end of period	$17.61	$17.96	$16.00	$15.13	$17.61	$16.71
Total return[3]	4.43%	19.70%	12.04%	(5.94)%	13.56%	12.18%
Net assets, end of period (000s)	$8,623	$7,240	$4,290	$4,534	$3,033	$2,315
Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.14%	0.15%	0.15%	0.16%	0.19%
Net expenses[4,6]	0.14 [5]	0.14	0.15	0.15	0.16	0.19 [7]
Net investment income	0.50 [5]	1.08	1.43	1.82	1.90	1.32
Portfolio turnover rate	19%[8]	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.20	$15.60	$14.76	$16.99	$16.51	$15.75
Income (loss) from operations:
Net investment income	0.07	0.19	0.22	0.23	0.30	0.18
Net realized and unrealized gain (loss)	0.61	2.44	1.31	(1.35)	1.47	1.45
Total income (loss) from operations	0.68	2.63	1.53	(1.12)	1.77	1.63
Less distributions from:
Net investment income	—	(0.27)	(0.23)	(0.25)	(0.64)	(0.20)
Net realized gains	(0.89)	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.89)	(1.03)	(0.69)	(1.11)	(1.29)	(0.87)
Net asset value, end of period	$16.99	$17.20	$15.60	$14.76	$16.99	$16.51
Total return[3]	4.16%	17.09%	10.52%	(5.99)%	10.58%	10.97%
Net assets, end of period (millions)	$507	$508	$467	$449	$503	$477
Ratios to average net assets:
Gross expenses[4]	0.42%[5]	0.42%	0.43%	0.45%	0.43%	0.47%
Net expenses[4,6]	0.42 [5]	0.42	0.43	0.45	0.43 [7]	0.47 [7]
Net investment income	0.88 [5]	1.14	1.52	1.52	1.70	1.21
Portfolio turnover rate	17%[8]	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.92	$16.23	$15.33	$17.57	$16.99	$16.18
Income (loss) from operations:
Net investment income	0.01	0.07	0.11	0.09	0.13	0.07
Net realized and unrealized gain (loss)	0.64	2.53	1.36	(1.35)	1.56	1.49
Total income (loss) from operations	0.65	2.60	1.47	(1.26)	1.69	1.56
Less distributions from:
Net investment income	—	(0.15)	(0.11)	(0.12)	(0.46)	(0.08)
Net realized gains	(0.89)	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.89)	(0.91)	(0.57)	(0.98)	(1.11)	(0.75)
Net asset value, end of period	$17.68	$17.92	$16.23	$15.33	$17.57	$16.99
Total return[3]	3.82%	16.22%	9.74%	(6.70)%	9.80%	10.22%
Net assets, end of period (000s)	$1,800	$1,580	$1,640	$1,870	$2,909	$4,394
Ratios to average net assets:
Gross expenses[4]	1.15%[5]	1.15%	1.14%	1.19%	1.17%	1.18%
Net expenses[4,6]	1.15 [5]	1.15	1.14	1.19	1.17 [7]	1.18 [7]
Net investment income	0.13 [5]	0.41	0.73	0.59	0.72	0.44
Portfolio turnover rate	17%[8]	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.82	$15.30	$14.51	$16.73	$16.28	$15.55
Income (loss) from operations:
Net investment income	0.04	0.14	0.19	0.17	0.22	0.13
Net realized and unrealized gain (loss)	0.59	2.37	1.25	(1.32)	1.45	1.43
Total income (loss) from operations	0.63	2.51	1.44	(1.15)	1.67	1.56
Less distributions from:
Net investment income	—	(0.23)	(0.19)	(0.21)	(0.57)	(0.16)
Net realized gains	(0.89)	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.89)	(0.99)	(0.65)	(1.07)	(1.22)	(0.83)
Net asset value, end of period	$16.56	$16.82	$15.30	$14.51	$16.73	$16.28
Total return[3]	3.95%	16.60%	10.12%	(6.34)%	10.14%	10.63%
Net assets, end of period (000s)	$213	$325	$169	$130	$141	$138
Ratios to average net assets:
Gross expenses[4]	1.46%[5]	1.08%	1.60%	1.29%	1.15%	1.11%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.54 [5]	0.84	1.30	1.17	1.28	0.89
Portfolio turnover rate	17%[8]	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.99	$15.42	$14.60	$16.82	$16.35	$15.60
Income (loss) from operations:
Net investment income	0.09	0.27	0.28	0.30	0.36	0.23
Net realized and unrealized gain (loss)	0.61	2.38	1.27	(1.36)	1.45	1.44
Total income (loss) from operations	0.70	2.65	1.55	(1.06)	1.81	1.67
Less distributions from:
Net investment income	—	(0.32)	(0.27)	(0.30)	(0.69)	(0.25)
Net realized gains	(0.89)	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.89)	(1.08)	(0.73)	(1.16)	(1.34)	(0.92)
Net asset value, end of period	$16.80	$16.99	$15.42	$14.60	$16.82	$16.35
Total return[3]	4.33%	17.35%	10.88%	(5.68)%	10.93%	11.32%
Net assets, end of period (000s)	$7,293	$6,073	$5,327	$4,898	$4,084	$3,712
Ratios to average net assets:
Gross expenses[4]	0.15%[5]	0.13%	0.12%	0.11%	0.13%	0.13%
Net expenses[4,6]	0.15 [5]	0.13	0.12	0.11	0.13	0.13 [7]
Net investment income	1.15 [5]	1.59	1.92	2.06	2.02	1.56
Portfolio turnover rate	17%[8]	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.00	$13.68	$13.14	$15.12	$15.03	$14.33
Income (loss) from operations:
Net investment income	0.13	0.29	0.27	0.26	0.29	0.22
Net realized and unrealized gain (loss)	0.44	1.51	0.78	(1.31)	0.79	1.16
Total income (loss) from operations	0.57	1.80	1.05	(1.05)	1.08	1.38
Less distributions from:
Net investment income	(0.11)	(0.35)	(0.28)	(0.27)	(0.52)	(0.26)
Net realized gains	(0.71)	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.82)	(0.48)	(0.51)	(0.93)	(0.99)	(0.68)
Net asset value, end of period	$14.75	$15.00	$13.68	$13.14	$15.12	$15.03
Total return[3]	3.84%	13.35%	8.15%	(6.63)%	7.10%	10.05%
Net assets, end of period (millions)	$290	$290	$278	$279	$319	$302
Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.44%	0.44%	0.46%	0.44%	0.47%
Net expenses[4,6]	0.44 [5]	0.44	0.44	0.46	0.44	0.47 [7]
Net investment income	1.75 [5]	1.96	2.06	1.93	1.84	1.56
Portfolio turnover rate	17%[8]	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.00	$14.56	$13.95	$15.97	$15.79	$15.02
Income (loss) from operations:
Net investment income	0.08	0.18	0.17	0.14	0.13	0.09
Net realized and unrealized gain (loss)	0.48	1.62	0.84	(1.36)	0.90	1.25
Total income (loss) from operations	0.56	1.80	1.01	(1.22)	1.03	1.34
Less distributions from:
Net investment income	(0.06)	(0.23)	(0.17)	(0.14)	(0.38)	(0.15)
Net realized gains	(0.71)	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.77)	(0.36)	(0.40)	(0.80)	(0.85)	(0.57)
Net asset value, end of period	$15.79	$16.00	$14.56	$13.95	$15.97	$15.79
Total return[3]	3.53%	12.39%	7.42%	(7.39)%	6.39%	9.21%
Net assets, end of period (000s)	$1,077	$1,030	$1,032	$1,348	$2,119	$4,780
Ratios to average net assets:
Gross expenses[4]	1.18%[5]	1.20%	1.18%	1.26%	1.20%	1.21%
Net expenses[4,6]	1.18 [5]	1.20	1.18	1.26	1.20	1.21 [7]
Net investment income	0.99 [5]	1.14	1.21	0.99	0.78	0.64
Portfolio turnover rate	17%[8]	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.03	$13.71	$13.17	$15.16	$15.06	$14.36
Income (loss) from operations:
Net investment income	0.10	0.21	0.23	0.31	0.19	0.18
Net realized and unrealized gain (loss)	0.45	1.54	0.78	(1.41)	0.83	1.15
Total income (loss) from operations	0.55	1.75	1.01	(1.10)	1.02	1.33
Less distributions from:
Net investment income	(0.09)	(0.30)	(0.24)	(0.23)	(0.45)	(0.21)
Net realized gains	(0.71)	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.80)	(0.43)	(0.47)	(0.89)	(0.92)	(0.63)
Net asset value, end of period	$14.78	$15.03	$13.71	$13.17	$15.16	$15.06
Total return[3]	3.69%	12.89%	7.80%	(6.93)%	6.69%	9.66%
Net assets, end of period (000s)	$69	$64	$111	$84	$45	$70
Ratios to average net assets:
Gross expenses[4]	0.91%[5]	0.88%	0.80%	0.86%	1.59%	1.25%
Net expenses[4,6]	0.80 [5,7]	0.80 [7]	0.80	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	1.38 [5]	1.43	1.73	2.36	1.21	1.26
Portfolio turnover rate	17%[8]	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.98	$13.67	$13.13	$15.11	$15.02	$14.33
Income (loss) from operations:
Net investment income	0.15	0.34	0.30	0.30	0.34	0.27
Net realized and unrealized gain (loss)	0.45	1.50	0.79	(1.31)	0.79	1.14
Total income (loss) from operations	0.60	1.84	1.09	(1.01)	1.13	1.41
Less distributions from:
Net investment income	(0.13)	(0.40)	(0.32)	(0.31)	(0.57)	(0.30)
Net realized gains	(0.71)	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.84)	(0.53)	(0.55)	(0.97)	(1.04)	(0.72)
Net asset value, end of period	$14.74	$14.98	$13.67	$13.13	$15.11	$15.02
Total return[3]	4.04%	13.63%	8.50%	(6.32)%	7.42%	10.35%
Net assets, end of period (000s)	$2,971	$2,885	$2,483	$2,533	$2,745	$2,463
Ratios to average net assets:
Gross expenses[4]	0.15%[5]	0.13%	0.14%	0.15%	0.15%	0.15%
Net expenses[4,6]	0.15 [5]	0.13	0.14	0.15	0.15	0.15 [7]
Net investment income	2.02 [5]	2.35	2.33	2.28	2.16	1.92
Portfolio turnover rate	17%[8]	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.17	$12.42	$12.03	$13.81	$14.02	$13.42
Income (loss) from operations:
Net investment income	0.16	0.35	0.30	0.28	0.30	0.27
Net realized and unrealized gain (loss)	0.28	0.82	0.38	(1.36)	0.21	0.78
Total income (loss) from operations	0.44	1.17	0.68	(1.08)	0.51	1.05
Less distributions from:
Net investment income	(0.14)	(0.42)	(0.29)	(0.28)	(0.42)	(0.32)
Net realized gains	(0.04)	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.18)	(0.42)	(0.29)	(0.70)	(0.72)	(0.45)
Net asset value, end of period	$13.43	$13.17	$12.42	$12.03	$13.81	$14.02
Total return[3]	3.39%	9.51%	5.77%	(7.63)%	3.63%	8.08%
Net assets, end of period (millions)	$101	$104	$105	$109	$130	$130
Ratios to average net assets:
Gross expenses[4]	0.57%[5]	0.57%	0.56%	0.56%	0.52%	0.54%
Net expenses[4,6]	0.57 [5]	0.57	0.56	0.56	0.52	0.54 [7]
Net investment income	2.49 [5]	2.67	2.50	2.26	2.08	2.03
Portfolio turnover rate	17%[8]	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.13	$12.40	$11.99	$13.75	$13.94	$13.36
Income (loss) from operations:
Net investment income	0.12	0.27	0.17	0.16	0.18	0.17
Net realized and unrealized gain (loss)	0.27	0.79	0.42	(1.32)	0.23	0.77
Total income (loss) from operations	0.39	1.06	0.59	(1.16)	0.41	0.94
Less distributions from:
Net investment income	(0.10)	(0.33)	(0.18)	(0.18)	(0.30)	(0.23)
Net realized gains	(0.04)	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.14)	(0.33)	(0.18)	(0.60)	(0.60)	(0.36)
Net asset value, end of period	$13.38	$13.13	$12.40	$11.99	$13.75	$13.94
Total return[3]	3.01%	8.64%	4.95%	(8.34)%	2.98%	7.18%
Net assets, end of period (000s)	$190	$300	$194	$545	$792	$964
Ratios to average net assets:
Gross expenses[4]	1.32%[5]	1.33%	1.32%	1.30%	1.29%	1.27%
Net expenses[4,6]	1.32 [5]	1.33	1.32	1.30	1.29	1.27 [7]
Net investment income	1.78 [5]	2.11	1.43	1.30	1.28	1.32
Portfolio turnover rate	17%[8]	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.51	$13.23	$12.62	$14.41	$14.41	$13.78
Income (loss) from operations:
Net investment income	0.14	0.27	0.16	0.09	0.15	0.19
Net realized and unrealized gain (loss)	0.28	1.01	0.49	(1.43)	0.44	0.81
Total income (loss) from operations	0.42	1.28	0.65	(1.34)	0.59	1.00
Less distributions from:
Net investment income	(0.09)	—	(0.04)	(0.03)	(0.29)	(0.24)
Net realized gains	(0.04)	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.13)	—	(0.04)	(0.45)	(0.59)	(0.37)
Net asset value, end of period	$14.80	$14.51	$13.23	$12.62	$14.41	$14.41
Total return[3]	2.93%	9.68%	5.19%	(9.21)%	4.03%[4]	7.43%
Net assets, end of period	$36	$58	$119	$1,888	$69,488	$227,063
Ratios to average net assets:
Gross expenses[5]	269.27%[6]	85.44%	20.59%	2.05%	1.53%	1.12%
Net expenses[5,7,8]	1.25 [6]	1.25	1.25	1.25	1.25	1.12
Net investment income	1.94 [6]	1.94	1.28	0.66	1.00	1.36
Portfolio turnover rate	17%[9]	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.
[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.14	$12.39	$12.01	$13.79	$14.00	$13.41
Income (loss) from operations:
Net investment income	0.16	0.32	0.27	0.22	0.29	0.24
Net realized and unrealized gain (loss)	0.28	0.82	0.38	(1.33)	0.19	0.77
Total income (loss) from operations	0.44	1.14	0.65	(1.11)	0.48	1.01
Less distributions from:
Net investment income	(0.14)	(0.39)	(0.27)	(0.25)	(0.39)	(0.29)
Net realized gains	(0.04)	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.18)	(0.39)	(0.27)	(0.67)	(0.69)	(0.42)
Net asset value, end of period	$13.40	$13.14	$12.39	$12.01	$13.79	$14.00
Total return[3]	3.40%	9.18%	5.47%	(7.77)%	3.37%	7.74%
Net assets, end of period (000s)	$613	$90	$101	$95	$141	$95
Ratios to average net assets:
Gross expenses[4]	0.73%[5]	0.82%	0.85%	0.87%	1.32%	1.27%
Net expenses[4,6]	0.73 [5]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	2.54 [5]	2.47	2.28	1.79	2.06	1.79
Portfolio turnover rate	17%[8]	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.13	$12.38	$12.00	$13.78	$13.98	$13.39
Income (loss) from operations:
Net investment income	0.18	0.38	0.34	0.31	0.33	0.31
Net realized and unrealized gain (loss)	0.29	0.83	0.37	(1.35)	0.23	0.77
Total income (loss) from operations	0.47	1.21	0.71	(1.04)	0.56	1.08
Less distributions from:
Net investment income	(0.16)	(0.46)	(0.33)	(0.32)	(0.46)	(0.36)
Net realized gains	(0.04)	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.20)	(0.46)	(0.33)	(0.74)	(0.76)	(0.49)
Net asset value, end of period	$13.40	$13.13	$12.38	$12.00	$13.78	$13.98
Total return[3]	3.61%	9.79%	6.13%	(7.35)%	3.99%	8.35%
Net assets, end of period (000s)	$1,281	$1,094	$1,167	$1,234	$1,820	$1,974
Ratios to average net assets:
Gross expenses[4]	0.26%[5]	0.26%	0.28%	0.27%	0.26%	0.27%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.82 [5]	2.97	2.84	2.48	2.30	2.34
Portfolio turnover rate	17%[8]	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$873,885,170	—	—	$873,885,170
Short-Term Investments†	8,820,082	—	—	8,820,082
Total Investments	$882,705,252	—	—	$882,705,252

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$508,945,360	—	—	$508,945,360
Short-Term Investments†	6,633,859	—	—	6,633,859
Total Investments	$515,579,219	—	—	$515,579,219

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$289,627,932	—	—	$289,627,932

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$3,677,447	—	—	$3,677,447
Total Investments	$293,305,379	—	—	$293,305,379

†	See Schedule of Investments for additional detailed categorizations.
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$101,751,510	—	—	$101,751,510
Short-Term Investments†	1,331,104	—	—	1,331,104
Total Investments	$103,082,614	—	—	$103,082,614

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Funds had an arrangement with their custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Funds’ cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly,

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.
The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.
As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended July 31, 2025, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$743
Conservative Growth Fund	35
Defensive Growth Fund	131
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.15% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
incurred. For the six months ended July 31, 2025, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $5,645, $6,969, $4,145 and $2,523, respectively, was earned by Investor Services.
For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended July 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$48,092	—	$33
Moderate Growth Fund	36,016	—	104
Conservative Growth Fund	19,602	—	0 *
Defensive Growth Fund	2,433	$659	—

*	Amount represents less than $1.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended July 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund*	$158,873,871	$193,735,004
Moderate Growth Fund**	84,225,140	105,034,149
Conservative Growth Fund***	47,874,171	58,129,393
Defensive Growth Fund****	17,186,348	22,049,424

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $65,365,152 and $65,902,665, respectively.
**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $31,990,318 and $32,253,864, respectively.
***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $13,495,610 and $13,604,220, respectively.
****	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $3,148,110 and $3,172,432, respectively.
During the six months ended July 31, 2025, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund received securities in lieu of cash proceeds from the sale of their Underlying Fund: BrandywineGLOBAL — Diversified US Large Cap Value Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.
At July 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$689,637,059	$208,759,989	$(15,691,796)	$193,068,193

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$418,699,762	$105,232,441	$(8,352,984)	$96,879,457

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$249,796,716	$48,036,597	$(4,527,934)	$43,508,663

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$93,554,968	$11,323,176	$(1,795,530)	$9,527,646
4. Derivative instruments and hedging activities
During the six months ended July 31, 2025, the Funds did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended July 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$1,042,413	$477,422
Class C	11,815	826
Class R	389	118
Class I	—	3,967
Total	$1,054,617	$482,333

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$609,709	$275,832
Class C	7,731	776
Class R	565	1,024
Class I	—	3,074
Total	$618,005	$280,706

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$350,024	$154,105
Class C	5,102	548
Class R	165	108
Class I	—	963
Total	$355,291	$155,724

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$124,832	$61,144
Class C	1,380	173
Class C1	0 *	65
Class R	1,123	80
Class I	—	381
Total	$127,335	$61,843

*	Amount represents less than $1.
For the six months ended July 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	—
Class C	—
Class R	$743
Class I	—
Total	$743

Waivers/Expense Reimbursements
Conservative Growth Fund
Class A	—
Class C	—
Class R	$35
Class I	—
Total	$35

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	—
Class C	—
Class C1	$65
Class R	—
Class I	66
Total	$131
6. Distributions to shareholders by class

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
Growth Fund
Net Investment Income:
Class A	—	$9,618,678
Class C	—	14,834
Class R	—	1,079
Class I	—	97,259
Total	—	$9,731,850

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
Growth Fund (cont’d)
Net Realized Gains:
Class A	$51,617,407	$41,262,814
Class C	165,313	128,355
Class R	7,980	6,197
Class I	487,571	315,147
Total	$52,278,271	$41,712,513

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
Moderate Growth Fund
Net Investment Income:
Class A	—	$7,670,830
Class C	—	12,880
Class R	—	3,749
Class I	—	134,091
Total	—	$7,821,550
Net Realized Gains:
Class A	$25,621,913	$21,571,876
Class C	77,860	65,289
Class R	12,168	12,301
Class I	362,838	304,013
Total	$26,074,779	$21,953,479

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
Conservative Growth Fund
Net Investment Income:
Class A	$2,101,404	$6,838,810
Class C	3,975	12,089
Class R	402	1,464
Class I	24,281	76,406
Total	$2,130,062	$6,928,769
Net Realized Gains:
Class A	$13,298,912	$2,630,144
Class C	45,500	7,466
Class R	3,190	703
Class I	131,541	25,272
Total	$13,479,143	$2,663,585

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
Defensive Growth Fund
Net Investment Income:
Class A	$1,081,901	$3,334,329
Class C	2,311	7,497
Class C1	0 *	—
Class R	6,455	2,602
Class I	14,351	39,761
Total	$1,105,018	$3,384,189
Net Realized Gains:
Class A	$306,067	—
Class C	919	—
Class C1	0 *	—
Class R	1,848	—
Class I	3,669	—
Total	$312,503	—

*	Amount represents less than $1.
7. Shares of beneficial interest
At July 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	789,076	$13,734,768	1,712,214	$30,047,415
Shares issued on reinvestment	3,030,287	51,484,576	2,912,578	50,755,739
Shares repurchased	(2,679,396)	(46,553,554)	(4,698,908)	(82,606,640)
Net increase (decrease)	1,139,967	$18,665,790	(74,116)	$(1,803,486)
Class C
Shares sold	8,032	$126,645	23,654	$387,394
Shares issued on reinvestment	10,817	164,422	8,991	141,574
Shares repurchased	(23,604)	(371,233)	(46,315)	(741,143)
Net decrease	(4,755)	$(80,166)	(13,670)	$(212,175)
Class R
Shares sold	10,097	$173,462	2,136	$35,885
Shares issued on reinvestment	477	7,980	423	7,276
Shares repurchased	(184)	(3,235)	(1,484)	(26,214)
Net increase	10,390	$178,207	1,075	$16,947
Class I
Shares sold	159,706	$2,802,417	278,631	$4,918,906
Shares issued on reinvestment	28,508	482,064	23,443	406,620
Shares repurchased	(101,662)	(1,779,562)	(167,052)	(2,930,625)
Net increase	86,552	$1,504,919	135,022	$2,394,901

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	636,452	$10,646,399	1,294,916	$21,784,751
Shares issued on reinvestment	1,557,366	25,540,801	1,745,107	29,149,382
Shares repurchased	(1,917,464)	(32,104,636)	(3,428,821)	(57,793,119)
Net increase (decrease)	276,354	$4,082,564	(388,798)	$(6,858,986)
Class C
Shares sold	16,980	$299,362	24,183	$422,761
Shares issued on reinvestment	4,559	77,860	4,494	78,169
Shares repurchased	(7,854)	(136,922)	(41,532)	(711,796)
Net increase (decrease)	13,685	$240,300	(12,855)	$(210,866)
Class R
Shares sold	237	$3,878	9,015	$146,859
Shares issued on reinvestment	761	12,168	982	16,050
Shares repurchased	(7,448)	(124,937)	(1,726)	(27,427)
Net increase (decrease)	(6,450)	$(108,891)	8,271	$135,482
Class I
Shares sold	90,692	$1,511,497	179,187	$3,033,320
Shares issued on reinvestment	21,765	352,819	25,796	426,049
Shares repurchased	(35,722)	(580,227)	(192,961)	(3,207,496)
Net increase	76,735	$1,284,089	12,022	$251,873

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	545,708	$8,050,945	1,043,857	$15,173,952
Shares issued on reinvestment	1,047,152	15,350,775	645,728	9,425,167
Shares repurchased	(1,279,564)	(18,868,497)	(2,710,875)	(39,499,003)
Net increase (decrease)	313,296	$4,533,223	(1,021,290)	$(14,899,884)
Class C
Shares sold	7,386	$115,164	15,168	$240,667
Shares issued on reinvestment	3,151	49,475	1,255	19,555
Shares repurchased	(6,666)	(105,397)	(22,894)	(350,389)
Net increase (decrease)	3,871	$59,242	(6,471)	$(90,167)
Class R
Shares sold	234	$3,486	1,572	$22,045
Shares issued on reinvestment	245	3,592	148	2,167
Shares repurchased	(101)	(1,489)	(5,512)	(79,649)
Net increase (decrease)	378	$5,589	(3,792)	$(55,437)
Class I
Shares sold	21,006	$309,598	47,114	$698,477
Shares issued on reinvestment	10,584	154,929	6,932	101,112
Shares repurchased	(22,577)	(331,809)	(43,148)	(626,352)
Net increase	9,013	$132,718	10,898	$173,237

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	180,348	$2,358,894	461,711	$5,994,258
Shares issued on reinvestment	104,244	1,379,700	255,340	3,315,209
Shares repurchased	(628,408)	(8,191,410)	(1,316,233)	(17,051,030)
Net decrease	(343,816)	$(4,452,816)	(599,182)	$(7,741,563)
Class C
Shares sold	338	$4,402	14,349	$184,518
Shares issued on reinvestment	245	3,230	578	7,497
Shares repurchased	(9,246)	(123,262)	(7,696)	(99,632)
Net increase (decrease)	(8,663)	$(115,630)	7,231	$92,383
Class C1
Shares sold	1	$33	7	$86
Shares issued on reinvestment	0 *	0 ‡	—	—
Shares repurchased	(3)	(41)	(12)	(172)
Net decrease	(2)	$(8)	(5)	$(86)
Class R
Shares sold	38,612	$503,366	274	$3,544
Shares issued on reinvestment	630	8,303	201	2,602
Shares repurchased	(344)	(4,385)	(1,785)	(22,176)
Net increase (decrease)	38,898	$507,284	(1,310)	$(16,030)
Class I
Shares sold	14,968	$197,412	10,487	$136,766
Shares issued on reinvestment	1,365	18,020	3,073	39,761
Shares repurchased	(4,038)	(52,447)	(24,467)	(319,801)
Net increase (decrease)	12,295	$162,985	(10,907)	$(143,274)

*	Less than 1 share.
‡	Amount represents less than $1.
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2025. The following transactions were effected in such Underlying Funds for the six months ended July 31, 2025.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$11,982,313	—	—	$11,683,600	86,459	$2,313,509	—	—	$(2,612,222)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	12,385,520	$615,904	43,757	797,148	60,076	(48,673)	—	—	144,716	$12,300,319
Franklin Small Cap Value Fund, Class R6 Shares
	18,326,348	584,759	10,375	4,073,236	75,507	(498,056)	—	—	(261,357)	14,078,458
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	66,279,970	—	—	65,902,665	3,144,211	17,038,387	—	—	(17,415,692)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	14,253,123	783,538	64,159	1,067,306	84,694	(104,112)	—	$40,445	269,724	14,134,967
ClearBridge Appreciation Fund, Class IS Shares
	64,750,502	773,223	21,443	4,937,720	146,948	(98,814)	—	—	3,471,833	63,959,024

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares
	$169,781,721	$10,267,798	142,008	$14,343,220	200,077	$(429,368)	—	$2,980,792	$2,956,099	$168,233,030
ClearBridge Small Cap Growth Fund, Class IS Shares
	24,452,148	1,803,115	49,274	5,171,887	139,785	(598,480)	—	—	(549,884)	19,935,012
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	171,904,389	23,456,368	1,015,696	6,238,530	269,501	(61,596)	—	1,497,819	5,440,625	194,501,256
Putnam Large Cap Growth Fund, Class R6 Shares
	55,261,003	14,988,105	205,436	21,398,000	310,861	(2,635,778)	—	—	3,931,498	50,146,828
Putnam Large Cap Value Fund, Class R6 Shares
	62,997,554	70,501,449	1,959,031	9,329,987	268,994	(614,727)	$1,008,781	—	3,826,158	127,380,447
Franklin Systematic Style Premia ETF
	7,214,482	11,063,222	452,147	774,011	31,923	8,286	—	—	295,792	17,807,771
ClearBridge International Growth Fund, Class IS Shares
	26,097,619	258,418	3,485	3,799,220	55,190	808,740	—	—	892,479	24,258,036
Franklin International Equity Fund, Class IS Shares
	57,874,364	1,414,156	69,085	5,017,450	256,176	213,218	—	—	7,168,869	61,653,157
Martin Currie Emerging Markets Fund, Class IS Shares
	34,561,869	520,466	37,674	6,173,947	473,849	127,123	24,769	—	3,211,958	32,247,469
Templeton Foreign Fund, Class R6 Shares
	26,019,086	1,048,609	128,241	6,030,416	729,398	207,705	—	—	3,034,253	24,279,237
Franklin U.S. Core Bond ETF
	32,359,927	13,200,603	618,320	14,026,511	656,218	(426,691)	742,282	—	739,941	31,847,269
Franklin High Yield Corporate ETF
	6,269,432	2,195,907	92,713	2,652,247	110,019	(14,431)	221,909	—	76,694	5,875,355
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	11,550,095	5,008,310	536,624	5,372,618	572,787	(230,213)	371,765	—	291,961	11,247,535
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	4,787,298	389,921	35,068	5,312,783	473,064	(75,003)	162,749	—	210,567	—
	$879,108,763	$158,873,871		$194,102,502		$14,881,026	$2,532,255	$4,519,056	$15,124,012	$873,885,170

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$5,864,561	—	—	$5,718,400	42,316	$1,149,840	—	—	$(1,296,001)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,061,883	$259,914	18,545	389,788	29,415	(21,585)	—	—	68,863	$5,979,287
Franklin Small Cap Value Fund, Class R6 Shares
	8,968,938	318,936	5,671	2,074,088	38,315	(219,374)	—	—	(150,850)	6,843,562
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	32,438,524	—	—	32,253,864	1,538,829	8,968,958	—	—	(9,153,618)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,975,550	465,650	38,153	654,065	51,568	(45,296)	—	$19,799	129,241	6,871,080
ClearBridge Appreciation Fund, Class IS Shares
	31,690,366	210,903	6,107	2,472,510	73,160	69,396	—	—	1,592,773	31,090,928
ClearBridge Large Cap Growth Fund, Class IS Shares
	83,093,830	5,823,315	81,227	8,450,531	116,668	(76,901)	—	1,459,219	1,389,670	81,779,383
ClearBridge Small Cap Growth Fund, Class IS Shares
	11,967,056	991,810	27,150	2,710,376	73,043	(298,832)	—	—	(259,398)	9,690,260

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$84,132,871	$13,163,835	572,275	$5,426,040	232,230	$22,792	—	$733,242	$2,654,724	$94,548,182
Putnam Large Cap Growth Fund, Class R6 Shares
	27,045,854	7,714,296	106,129	11,235,685	159,742	(1,108,754)	—	—	1,961,137	24,376,848
Putnam Large Cap Value Fund, Class R6 Shares
	30,832,155	34,134,283	948,526	4,602,532	132,793	(306,808)	$493,544	—	1,862,908	61,920,006
Franklin Systematic Style Premia ETF
	10,536,095	466,227	18,948	971,131	40,055	12,816	—	—	321,006	10,365,013
ClearBridge International Growth Fund, Class IS Shares
	12,772,340	—	—	1,831,220	26,397	429,737	—	—	420,886	11,791,743
Franklin International Equity Fund, Class IS Shares
	28,324,343	385,707	18,938	2,398,935	120,536	165,150	—	—	3,493,186	29,969,451
Martin Currie Emerging Markets Fund, Class IS Shares
	16,914,584	63,150	4,422	2,949,250	225,272	105,291	12,121	—	1,541,854	15,675,629
Templeton Foreign Fund, Class R6 Shares
	12,733,649	326,966	40,392	2,855,126	343,761	116,904	—	—	1,479,687	11,802,080
Franklin U.S. Core Bond ETF
	62,314,577	12,999,082	609,216	6,828,695	319,136	(200,275)	1,337,914	—	806,696	69,091,385
Franklin High Yield Corporate ETF
	12,072,867	1,790,901	74,663	1,173,358	48,970	(15,430)	399,004	—	71,405	12,746,385
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	22,241,677	4,671,840	499,187	2,584,922	276,484	(141,213)	653,965	—	216,756	24,404,138
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	6,991,407	438,325	39,526	7,633,991	679,179	(337,436)	237,341	—	541,695	—
	$513,973,127	$84,225,140		$105,214,507		$8,268,980	$3,133,889	$2,212,260	$7,692,620	$508,945,360

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$2,473,654	—	—	$2,412,153	17,849	$494,121	—	—	$(555,622)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	2,557,024	$86,999	6,154	156,610	11,932	(2,644)	—	—	20,493	$2,505,262
Franklin Small Cap Value Fund, Class R6 Shares
	3,782,777	196,690	3,497	952,484	17,581	(99,393)	—	—	(60,311)	2,867,279
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	13,682,107	—	—	13,604,220	649,056	4,094,976	—	—	(4,172,863)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,942,038	244,487	20,044	341,051	27,080	(13,826)	—	$8,298	47,221	2,878,869
ClearBridge Appreciation Fund, Class IS Shares
	13,366,911	279,531	8,364	1,316,213	38,965	329,934	—	—	366,550	13,026,713
ClearBridge Large Cap Growth Fund, Class IS Shares
	35,047,614	2,840,144	40,079	4,175,026	57,911	(20,489)	—	611,591	572,450	34,264,693
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,047,330	500,699	13,707	1,251,537	33,722	(136,574)	—	—	(100,132)	4,059,786
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	35,486,012	5,556,969	242,657	2,546,183	109,574	35,669	—	307,318	1,081,786	39,614,253
Putnam Large Cap Growth Fund, Class R6 Shares
	11,407,900	3,474,715	48,025	5,027,339	71,469	(492,745)	—	—	851,203	10,213,734

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Value Fund, Class R6 Shares
	$13,004,653	$13,888,899	386,027	$1,592,530	46,659	$(132,454)	$206,624	—	$774,559	$25,943,127
Franklin U.S. Core Bond ETF
	68,336,119	13,481,710	629,669	4,816,898	225,107	(141,083)	1,453,434	—	756,689	77,616,537
Franklin High Yield Corporate ETF
	13,239,480	1,701,894	70,248	670,188	28,019	(9,695)	433,360	—	57,663	14,319,154
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	24,390,918	4,698,863	501,011	1,749,839	187,204	(95,995)	704,199	—	171,794	27,415,741
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	7,154,504	379,974	34,338	7,746,750	688,913	37,095	243,945	—	175,177	—
Franklin Systematic Style Premia ETF
	10,782,323	221,902	9,062	5,411,751	221,953	252,114	—	—	49,251	5,893,839
ClearBridge International Growth Fund, Class IS Shares
	5,386,942	—	—	810,061	11,582	175,998	—	—	187,437	4,940,316
Franklin International Equity Fund, Class IS Shares
	11,946,489	306,135	15,951	1,250,445	62,936	75,501	—	—	1,478,522	12,556,202
Martin Currie Emerging Markets Fund, Class IS Shares
	7,133,813	5,081	367	1,264,728	96,536	56,373	5,081	—	637,219	6,567,758
Templeton Foreign Fund, Class R6 Shares
	5,370,396	9,479	1,179	1,106,791	132,881	46,238	—	—	625,347	4,944,669
	$292,539,004	$47,874,171		$58,202,797		$4,453,121	$3,046,643	$927,207	$2,964,433	$289,627,932

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$36,203,221	$6,799,557	317,244	$2,616,271	122,483	$(81,417)	$767,757	—	$396,253	$40,701,343
Franklin Growth Fund, Class R6 Shares
	576,888	—	—	562,519	4,163	117,514	—	—	(131,883)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	596,313	31,221	2,253	64,118	4,932	1,728	—	—	209	565,353
Franklin Small Cap Value Fund, Class R6 Shares
	882,035	62,854	1,117	257,149	4,757	(27,361)	—	—	(13,357)	647,022
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	3,190,594	—	—	3,172,432	151,356	723,883	—	—	(742,045)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	686,004	70,192	5,758	110,463	8,957	(3,196)	—	$1,883	7,132	649,669
ClearBridge Appreciation Fund, Class IS Shares
	3,117,151	124,256	3,718	449,365	13,458	153,984	—	—	(6,319)	2,939,707
ClearBridge Large Cap Growth Fund, Class IS Shares
	8,172,895	822,568	11,632	1,354,439	19,045	(26,013)	—	138,742	117,414	7,732,425
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,176,915	139,391	3,816	339,275	9,220	(26,847)	—	—	(34,007)	916,177
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	8,275,150	1,463,088	63,893	1,016,718	44,506	8,340	—	69,716	209,808	8,939,668
Putnam Large Cap Growth Fund, Class R6 Shares
	2,660,268	871,870	12,106	1,294,821	18,506	(133,404)	—	—	200,989	2,304,902
Putnam Large Cap Value Fund, Class R6 Shares
	3,032,630	3,351,404	93,186	652,990	19,317	(61,173)	47,465	—	184,728	5,854,599

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin High Yield Corporate ETF
	$7,014,037	$842,867	34,636	$368,703	15,445	$(6,126)	$228,997	—	$26,748	$7,508,823
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	12,921,867	2,333,118	248,557	915,791	98,052	(50,999)	368,555	—	88,331	14,376,526
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	3,695,296	149,144	13,535	3,955,395	351,622	52,168	124,700	—	58,787	—
Franklin Systematic Style Premia ETF
	5,569,643	12,022	489	3,659,893	150,050	208,389	—	—	(61,214)	2,068,947
ClearBridge International Growth Fund, Class IS Shares
	1,256,099	—	—	224,310	3,206	34,922	—	—	48,061	1,114,772
Franklin International Equity Fund, Class IS Shares
	2,785,899	111,635	5,948	422,630	21,541	18,461	—	—	340,312	2,833,677
Martin Currie Emerging Markets Fund, Class IS Shares
	1,663,475	1,161	84	339,239	25,942	12,062	1,162	—	144,623	1,482,082
Templeton Foreign Fund, Class R6 Shares
	1,252,182	—	—	288,998	34,953	8,009	—	—	144,625	1,115,818
	$104,728,562	$17,186,348		$22,065,519		$922,924	$1,538,636	$210,341	$979,195	$101,751,510

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.
9. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the six months ended July 31, 2025.
10. Operating segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds each operate as a single operating segment, which is an investment portfolio. The Funds’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provide details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Multi-Asset Allocation Funds 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median performance of the funds in the Performance Universe for the 1-, 3- and 5-year periods and was below the median performance of the funds in the Performance Universe for the 10-year period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of nine mixed-asset target allocation aggressive growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Moderate Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median performance of the funds in the Performance Universe for the 1-, 3- and 5-year periods and was below the median performance of the funds in the Performance Universe for the 10-year period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Multi-Asset Allocation Funds

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of ten mixed-asset target allocation growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Conservative Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10 year periods ended December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of twelve mixed-asset target allocation moderate funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Defensive Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Defensive Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Franklin Multi-Asset Allocation Funds

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of ten mixed-asset target allocation conservative funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

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Franklin
Multi-Asset Allocation Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Multi-Asset Allocation Funds
Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Multi-Asset Allocation Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

FMAAF-SFSOI 9/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 22, 2025